Reserves (Details)	12 Months Ended
	Dec. 31, 2017 Number $ / shares	Dec. 31, 2016 Number $ / shares
Number of Options, Outstanding | Number	5,850,000	973,800
Number of Options, Expired | Number	(650,000)	(323,800)
Number of Options, Granted | Number	0	5,200,000
Number of Options, Outstanding | Number	5,200,000	5,850,000
Weighted Average Exercise Price,Outstanding, beginning of year | $ / shares	$ 0.36	$ 0.55
Weighted Average Exercise Price, Expired | $ / shares	0.46	0.72
Weighted Average Exercise Price, Granted | $ / shares	0	0.35
Weighted Average Exercise Price, Outstanding end of year | $ / shares	$ 0.35	$ 0.36